Note 10 - Guarantees (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	May 20, 2014
Guarantee Obligations [Line Items]
Percentage of Liability Above 99 Million			50.00%
Product Warranty Expense	$ 125,000,000	$ 148,000,000
Maximum [Member]
Guarantee Obligations [Line Items]
Environmental Settlement Historical Liabilities Trigger Amount	$ 99,000,000
Percentage of Liability Above 99 Million	50.00%
Original Warranty Period	1 year
Extended Warranty Period	5 years
General Period [Member]
Guarantee Obligations [Line Items]
Extended Warranty Period	1 year
Minimum [Member]
Guarantee Obligations [Line Items]
Extended Warranty Period	90 days
Amended EBP Settlement Agreement [Member]
Guarantee Obligations [Line Items]
Accrual for Environmental Loss Contingencies	$ 0
Financial Guarantee [Member] | Guarantor Subsidiaries [Member]
Guarantee Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	17,000,000
Guarantor Obligations, Current Carrying Value	$ 6,000,000